Long-Term Investments (Tables)	6 Months Ended
Jun. 30, 2026
Long-Term Investments [Abstract]
Schedule of Long-Term Investments

The Company’s long-term investments consisted of the following:

Equity method investments	Amounts
RMB
Balance as of December 31, 2024	11,905
Capital contribution by the Company	3,000
Gain attributable to nonconsolidated entity	2,571
Balance as of June 30, 2025 (RMB)	17,476

Balance as of December 31, 2025	19,862
Capital contribution by the Company	—
Gain attributable to nonconsolidated entity	1,213
Balance as of June 30, 2026 (RMB)	21,075
Balance as of June 30, 2026 (US$)	3,106